Intangible Assets, Net - Schedule of Intangible Assets, Net (Detail) - USD ($) $ in Thousands	May 31, 2025	May 31, 2024
Intangible assets with indefinite lives:
Intangible assets with indefinite lives, Gross	$ 227	$ 226
Intangible assets with finite lives:
Intangible assets, gross	49,360	49,065
Less: accumulated amortization	(37,393)	(31,648)
Exchange differences	1,053	1,255
Intangible assets	13,020	18,672
Trademark [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	16,093	16,005
Courseware [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	1,199	1,192
Student base [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	12,022	11,935
Favorable lease [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	651	648
License [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	415	415
Copyrights [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	2,223	2,210
Distribution channel [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	$ 16,530	$ 16,434